Exploration and Evaluation Costs	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Exploration and Evaluation Costs
Exploration and Evaluation Costs

Exploration and Evaluation Assets
($ millions)	2019	2018
Beginning of year	997	838
Additions	46	287
Disposals	—	(23)
Transfers to property, plant and equipment (note 9)	(44)	(79)
Expensed exploration expenditures previously capitalized	(355)	(29)
Exchange adjustments	(1)	3
End of year	643	997

During 2019, $331 million of the $355 million in total expensed exploration expenditures previously capitalized was primarily related to a write-down related to certain crude oil assets in the Atlantic and Western Canada. The write-down was primarily due to changes in management's future development plans resulting from sustained declines in forecasted short and long-term crude oil prices.
The following exploration and evaluation expenses for the years ended December 31, 2019 and 2018 relate to activities associated with the exploration for and evaluation of crude oil and natural gas resources and were recorded in the Upstream Exploration and Production business.

Exploration and Evaluation Expense Summary
($ millions)	2019	2018
Seismic, geological and geophysical	131	102
Expensed drilling	409	41
Expensed land	7	6
	547	149